Merchandise Inventories, Net	12 Months Ended
Mar. 31, 2026
Merchandise Inventories, Net [Abstract]
MERCHANDISE INVENTORIES, NET

Note 5 — MERCHANDISE INVENTORIES, NET

Merchandise inventories, net, consisted of the following:

	As of March 31,
	2025	2026	2026
	HKD	HKD	US$
Hair styling series	1,345,908	–	–
Trimmer series	533,172	–	–
Other personal care appliances	355	–	–
Less: inventory allowances	–	–	–
Merchandise inventories, net	1,879,435	–	–

There was no inventory impairment for the years ended March 31, 2025 and 2026, respectively.